Organization and Description of Business	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1. ORGANIZATION AND DESCRIPTION OF BUSINESS

Description of Business

Jasper Therapeutics, Inc. (“Jasper” or the “Company”), formerly known as Amplitude Healthcare Acquisition Corporation (“AMHC”), is a clinical-stage biotechnology company dedicated to enabling cures through hematopoietic stem cell transplants. The Company is focused on the development and commercialization of safer, more effective conditioning agents and stem cell grafts to allow for expanded use of curative therapy with stem cell transplantation and gene therapies. Its drug development pipeline includes multiple product candidates designed to improve stem cell transplants. The lead compound, JSP191, is in clinical development as a conditioning antibody that clears hematopoietic (blood and bone marrow) stem cells from bone marrow in patients undergoing hematopoietic cell transplantation. The Company is also developing engineered hematopoietic stem cell products. The Company is headquartered in Redwood City, California.

On September 24, 2021 (the “Closing Date”), the Company consummated the previously announced business combination (the “Business Combination” or “Reverse Recapitalization” for accounting purposes) pursuant to the terms of the Business Combination Agreement, dated as of May 5, 2021 (the “BCA”), by and among AMHC, Ample Merger Sub, Inc., a then-wholly-owned subsidiary of AMHC (“Merger Sub”), and the pre-Business Combination Jasper Therapeutics, Inc. (now named Jasper Tx Corp.) (“Old Jasper”). Pursuant to the terms of the BCA, on the Closing Date, (i) Merger Sub merged with and into Old Jasper, with Old Jasper as the surviving company in the Business Combination, and, after giving effect to such Business Combination, Old Jasper became a wholly-owned subsidiary of AMHC and changed its name to “Jasper Tx Corp.”, and (ii) AMHC changed its name to “Jasper Therapeutics, Inc.”.

In addition, concurrently with the execution of the BCA, certain investors (the “PIPE Investors”) entered into Subscription Agreements with AMHC whereby such investors subscribed for the purchase of an aggregate of 10,000,000 shares of AMHC’s Class A Common Stock at a price of $10.00 per share for aggregate gross proceeds of $100.0 million (the “PIPE Financing”). The PIPE Financing was consummated concurrently with the closing of the Business Combination.

Please refer to Note 3, “Reverse Recapitalization”, for further details of the Business Combination.

Liquidity and Need for Additional Capital

The Company has incurred significant losses and negative cash flows from operations since its inception. During the years ended December 31, 2021 and 2020, the Company incurred net losses of $30.6 million and $31.7 million, respectively. During the years ended December 31, 2021 and 2020, the Company had negative operating cash flows of $33.7 million and $18.3 million, respectively. As of December 31, 2021, the Company had an accumulated deficit of $67.5 million. The Company expects to continue to incur substantial losses, and its ability to achieve and sustain profitability will depend on the successful development, approval, and commercialization of product candidates and on the achievement of sufficient revenues to support the Company’s cost structure.

The Company’s cash and cash equivalents of $84.7 million as of December 31, 2021 are not sufficient for the Company to continue as a going concern for at least one year from the issuance date of these consolidated financial statements. Additional funds are necessary to maintain current operations and to continue research and development activities. The Company’s management plans to monitor expenses and raise additional capital through a combination of public and private equity, debt financings, strategic alliances, and licensing arrangements. The Company’s ability to access capital when needed is not assured and, if capital is not available to the Company when, and in the amounts, needed, the Company could be required to delay, scale back, or abandon some or all of its development programs and other operations, which could materially harm the Company’s business, financial condition and results of operations. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The accompanying consolidated financial statements do not reflect any adjustments relating to the recoverability and reclassifications of assets and liabilities that might be necessary if the Company is unable to continue as a going concern.

Coronavirus Pandemic

In March 2020, the World Health Organization declared the global novel coronavirus disease 2019 (“COVID-19”) outbreak a pandemic. The Company is following, and will continue to follow, recommendations from the U.S. Centers for Disease Control and Prevention as well as federal, state, and local governments regarding working-from-home practices for non-essential employees as well as return-to-work policies and procedures. The Company expects to continue to take actions as may be required or recommended by government authorities or as the Company determines are in the best interests of its employees and other business partners in light of the pandemic.

While the Company’s operations to date have not been significantly impacted by the COVID-19 pandemic, it cannot at this time predict the specific extent, duration, or full impact that the COVID-19 pandemic will have on its business, financial condition and operations, including planned clinical trials and clinical development timelines. The Company experienced slower than anticipated patient enrollment in its severe combined immunodeficiency clinical trial in 2020 due to reluctance of these immunocompromised patients to travel and undergo hospitalization during the pandemic. The Company may continue to experience interruptions to its clinical trials due to the COVID-19 pandemic, including the spread of variants. The impact of the COVID-19 pandemic on the Company’s financial performance will depend on future developments, including the duration and spread of the pandemic, its impact on the Company’s clinical trial enrollment, trial sites, contract research organizations (“CROs”), contract manufacturing organizations (“CMOs”), and other third parties with whom it does business, its impact on regulatory authorities and the Company’s key scientific and management personnel, progress of vaccination and related governmental advisories and restrictions. These developments and the impact of the COVID-19 pandemic on the financial markets and the overall economy are highly uncertain and cannot be predicted.